NOTE 3 – PROPERTY AND EQUIPMENT (Tables)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
May 31, 2013
Automotive equipment	$7,048
Accumulated depreciation	7,048
$—

	December 31, 2012	December 31, 2011

Automotive equipment	$7,048	$5,873
Accumulated depreciation	7,048	(5,873)
	$—	$—